UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ		08876
(Address of principal executive offices)		(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant's telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2008

Date of reporting period:	07/31/2008

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2008 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.6%
Automotive	1.2
Banks	10.4
Beverages, Food & Tobacco	5.6
Building Materials	1.2
Chemicals	1.8
Coal	0.8
Commercial Services & Supplies	4.4
Communications	10.4
Electric Utilities	2.9
Electrical Equipment	3.9
Electronics	1.5
Energy Equipment & Services	1.9
Engineering & Construction	2.8
Financial Services	3.7
Food Retailers	2.5
Forest Products & Paper	2.0
Holding Companies-Diversified	1.2
Home Construction, Furnishings & Appliances	1.9
Insurance	2.9
Media	0.7
Metals & Mining	6.3
Oil & Gas	13.1
Pharmaceuticals	2.0
Real Estate	1.3
Retailers	1.9
Semiconductors	3.7
Textiles & Apparel	0.9
Transportation	3.4
Total Investments	96.9
Other Assets Less Liabilities	3.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2008 (unaudited)

	Shares	Value (1)

Common Stocks – 96.1%

Brazil – 17.4%
All America Latina Logistica SA (Transportation)	230,900	$3,078,077
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)	95,756	1,864,622
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)	71,767	4,987,807
Banco Itau Holding Financeira SA - ADR (Banks)	252,160	5,371,008
Companhia Vale do Rio Doce - ADR (Metals & Mining)	290,840	8,733,925
Cyrela Brazil Realty SA (Real Estate)	219,198	3,190,777
JBS SA (Beverages, Food & Tobacco)	635,600	3,408,696
Petroleo Brasileiro SA - ADR (Oil & Gas)	169,446	9,473,726
Usinas Siderurgicas de Minas Gerais SA (Metals & Mining)	50,100	2,138,278
Wilson Sons Ltd. - ADR (Commercial Services & Supplies)	107,548	1,314,910
		43,561,826
Chile – 1.4%
Banco Santander - ADR (Banks)	45,036	2,058,145
Lan Airlines SA - Sponsored ADR (Airlines)	121,800	1,414,098
		3,472,243
China – 13.5%
Anhui Conch Cement Co., Ltd. (Building Materials)*	348,000	2,043,879
ASM Pacific Technology Ltd. (Electrical Equipment)	397,000	2,856,595
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	2,024,000	3,767,974
China Insurance International Holdings Co., Ltd. (Insurance)	1,220,000	2,789,152
China Mengniu Dairy Co., Ltd. (Food Retailers)	1,004,000	2,962,266
China Merchants Holdings International Co., Ltd. (Transportation)	933,000	3,553,900
China Mobile Ltd. - Sponsored ADR (Communications)	90,709	6,063,897
China Resources Enterprise (Financial Services)	922,000	2,353,688
China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	1,263,500	4,658,134
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	3,334,000	2,824,320
		33,873,805
Colombia – 0.8%
BanColombia SA - Sponsored ADR (Banks)	59,870	2,019,415

Czech Republic – 2.7%
Central European Media Enterprises Ltd. (Media)*	21,870	1,820,677
CEZ (Electric Utilities)	61,750	5,061,843
		6,882,520
Egypt – 1.6%
Orascom Construction Industries - GDR, Reg. S (Commercial Services & Supplies)	28,060	4,070,799

Greece – 0.7%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	73,430	1,815,087

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

India – 5.5%
Bharti Airtel-Ventures Ltd. (Communications)*	297,150	$5,540,308
HDFC Bank Ltd. - ADR (Banks)	35,503	2,775,624
Larsen & Toubro Ltd. (Engineering & Construction)	54,050	3,275,085
NTPC Ltd. (Electric Utilities)	558,900	2,217,148
		13,808,165
Indonesia – 3.5%
PT Astra International Tbk (Retailers)	709,500	1,751,439
PT Bank Rakyat Indonesia (Banks)	3,381,000	2,232,709
PT Bumi Resources Tbk (Coal)	2,762,000	2,040,497
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	79,730	2,629,496
		8,654,141
Israel – 3.0%
Israel Chemicals Ltd. (Chemicals)	248,930	4,579,848
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	66,800	2,995,312
		7,575,160
Luxembourg – 1.1%
Millicom International Cellular SA (Communications)	36,600	2,832,108

Malaysia – 2.0%
MISC Berhad (Transportation)	736,300	1,906,211
Sime Darby Berhad (Holding Companies-Diversified)	1,276,477	3,082,906
		4,989,117
Mexico – 5.1%
America Movil SA de CV, Series L - ADR (Communications)	70,350	3,551,972
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	802,580	3,453,762
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	874,400	2,896,157
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	74,515	3,002,955
		12,904,846
Philippines – 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	17,855	1,015,057

Poland – 3.4%
Bank Pekao SA (Banks)#	17,510	1,595,741
Central European Distribution Corp. (Beverages, Food & Tobacco)*	93,950	6,854,592
		8,450,333
Russia – 8.6%
Lukoil - Sponsored ADR (Oil & Gas)	64,278	5,380,068
OAO Gazprom - Sponsored ADR (Oil & Gas)	180,840	8,664,311
Sberbank of Russia (Banks)	879,200	2,617,370

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

Russia (continued)
Vimpel-Communications - Sponsored ADR (Communications)	67,300	$1,697,979
Wimm-Bill-Dann Foods - ADR (Food Retailers)*	17,363	1,689,420
X 5 Retail Group NV - GDR, Reg. S (Food Retailers)*	49,956	1,488,450
		21,537,598
South Africa – 7.1%
Barloworld Ltd. (Home Construction, Furnishings & Appliances)	209,500	1,905,996
Impala Platinum Holdings Ltd. (Metals & Mining)	140,724	4,698,209
MTN Group Ltd. (Communications)	165,250	2,846,841
Murray & Roberts Holdings Ltd. (Building Materials)	73,862	957,853
SABMiller plc (Beverages, Food & Tobacco)	100,500	2,094,616
Sasol Ltd. (Oil & Gas)	101,237	5,375,528
Standard Bank Group Ltd. (Banks)	1	12
		17,879,055
South Korea – 7.1%
Hankook Tire Co., Ltd. (Automotive)	208,900	3,092,463
Kookmin Bank - Sponsored ADR (Banks)	36,323	2,082,761
MegaStudy Co., Ltd. (Commercial Services & Supplies)	4,180	1,047,130
Samsung Electronics Co., Ltd., GDR, Reg S (Semiconductors)	20,420	5,628,957
Samsung Electronics Co., Ltd., GDR, Reg S (Semiconductors)	7,091	1,290,384
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	22,460	4,411,092
Taewoong Co., Ltd. (Metals & Mining)	1,441	141,257
		17,694,044
Taiwan – 6.1%
Delta Electronics (Electrical Equipment)	1,490,205	3,789,454
Far Eastern Textile Ltd. (Textiles & Apparel)	1,860,000	2,372,567
MediaTek Inc. (Semiconductors)	229,270	2,362,997
Synnex Technology International Corp. (Electronics)	1,675,300	3,684,066
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	1,747,854	3,169,942
		15,379,026
Thailand – 2.0%
PTT Exploration & Production plc (Oil & Gas)	442,500	1,955,509
Siam Commercial Bank-Alien (Banks)	1,415,070	3,147,886
		5,103,395
Turkey – 2.3%
Haci Omer Sabanci Holding AS (Financial Services)	689,200	3,433,064
Turkiye Is Bankasi (Banks)	499,271	2,312,921
		5,745,985

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

United Kingdom – 0.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)	257,520	$2,020,737

Total Common Stocks (Cost $220,457,542)		241,284,462

Preferred Stocks – 0.8%

Russia – 0.8%
Transneft (Oil & Gas)	1,529	1,938,401

Total Preferred Stocks (Cost $2,753,613)		1,938,401

Total Investments – 96.9% (Cost $223,211,155)		$243,222,863

Other Assets Less Liabilities — 3.1%		7,865,162

Net Assets — 100.00%		$251,088,025

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2008 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.6%
Automotive	1.2
Banks	10.3
Beverages, Food & Tobacco	5.6
Building Materials	1.2
Chemicals	1.8
Coal	0.8
Commercial Services & Supplies	4.3
Communications	10.4
Electric Utilities	2.9
Electrical Equipment	3.8
Electronics	1.5
Energy Equipment & Services	1.9
Engineering & Construction	2.8
Financial Services	3.6
Food Retailers	2.4
Forest Products & Paper	2.0
Holding Companies-Diversified	1.2
Home Construction, Furnishings & Appliances	1.8
Insurance	2.8
Media	0.7
Metals & Mining	6.1
Oil & Gas	12.9
Pharmaceuticals	2.0
Real Estate	1.3
Retailers	1.9
Semiconductors	3.6
Textiles & Apparel	0.9
Transportation	3.4
Total Investments	95.7
Other Assets Less Liabilities	4.3
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2008 (unaudited)

	Shares	Value (1)

Common Stocks – 95.0%

Brazil – 17.1%
All America Latina Logistica SA (Transportation)	1,893,300	$25,239,165
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)	758,782	14,775,491
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)†	587,771	40,850,085
Banco Itau Holding Financeira SA - ADR (Banks)	2,065,190	43,988,547
Companhia Vale do Rio Doce - ADR (Metals & Mining)	2,325,100	69,822,753
Cyrela Brazil Realty SA (Real Estate)	1,805,092	26,275,999
JBS SA (Beverages, Food & Tobacco)	5,043,800	27,049,684
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,368,684	76,523,122
Usinas Siderurgicas de Minas Gerais SA (Metals & Mining)	397,550	16,967,514
Wilson Sons Ltd. - ADR (Commercial Services & Supplies)	872,606	10,668,713
		352,161,073
Chile – 1.4%
Banco Santander - ADR (Banks)	363,744	16,623,101
Lan Airlines SA - Sponsored ADR (Airlines)	973,000	11,296,530
		27,919,631
China – 13.3%
Anhui Conch Cement Co., Ltd. (Building Materials)*	2,772,000	16,280,556
ASM Pacific Technology Ltd. (Electrical Equipment)	3,140,500	22,597,316
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	16,341,000	30,421,175
China Insurance International Holdings Co., Ltd. (Insurance)	9,872,000	22,569,272
China Mengniu Dairy Co., Ltd. (Food Retailers)	8,074,000	23,822,047
China Merchants Holdings International Co., Ltd. (Transportation)	7,593,600	28,924,863
China Mobile Ltd. - Sponsored ADR (Communications)	736,461	49,232,418
China Resources Enterprise (Financial Services)	7,506,000	19,161,370
China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	10,348,000	38,149,877
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	26,474,000	22,426,830
		273,585,724
Colombia – 0.8%
BanColombia SA - Sponsored ADR (Banks)	484,000	16,325,320

Czech Republic – 2.7%
Central European Media Enterprises Ltd. (Media)*	178,323	14,845,390
CEZ (Electric Utilities)	505,100	41,404,645
		56,250,035
Egypt – 1.6%
Orascom Construction Industries - GDR, Reg. S (Commercial Services & Supplies)	224,550	32,576,551

Greece – 0.7%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	599,900	14,828,689

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

India – 5.4%
Bharti Airtel-Ventures Ltd. (Communications)*	2,387,608	$44,516,519
HDFC Bank Ltd. - ADR (Banks)	288,797	22,578,149
Larsen & Toubro Ltd. (Engineering & Construction)	438,000	26,540,005
NTPC Ltd. (Electric Utilities)	4,592,500	18,218,376
		111,853,049
Indonesia – 3.4%
PT Astra International Tbk (Retailers)	5,785,000	14,280,587
PT Bank Rakyat Indonesia (Banks)	26,542,500	17,527,856
PT Bumi Resources Tbk (Coal)	22,588,000	16,687,451
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	667,750	22,022,395
		70,518,289
Israel – 3.0%
Israel Chemicals Ltd. (Chemicals)	2,029,900	37,346,374
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	557,100	24,980,364
		62,326,738
Luxembourg – 1.1%
Millicom International Cellular SA (Communications)	298,400	23,090,192

Malaysia – 2.0%
MISC Berhad (Transportation)	6,017,900	15,579,770
Sime Darby Berhad (Holding Companies-Diversified)	10,221,139	24,685,765
		40,265,535
Mexico – 5.0%
America Movil SA de CV, Series L - ADR (Communications)	573,200	28,940,868
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	6,449,540	27,754,464
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	6,935,700	22,972,186
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	597,307	24,071,472
		103,738,990
Philippines – 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	137,115	7,794,988

Poland – 3.4%
Bank Pekao SA (Banks)#	145,300	13,241,645
Central European Distribution Corp. (Beverages, Food & Tobacco)*	765,900	55,880,064
		69,121,709
Russia – 8.5%
Lukoil - Sponsored ADR (Oil & Gas)	524,502	43,900,817
OAO Gazprom - Sponsored ADR (Oil & Gas)	1,458,595	69,883,437
Sberbank of Russia (Banks)	7,033,900	20,939,850

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

Russia (continued)
Vimpel-Communications - Sponsored ADR (Communications)	537,000	$13,548,510
Wimm-Bill-Dann Foods - ADR (Food Retailers)*	137,149	13,344,598
X 5 Retail Group NV - GDR, Reg. S (Food Retailers)*	407,197	12,132,524
		173,749,736
South Africa – 7.1%
Barloworld Ltd. (Home Construction, Furnishings & Appliances)	1,632,000	14,847,664
Impala Platinum Holdings Ltd. (Metals & Mining)	1,134,416	37,873,593
MTN Group Ltd. (Communications)	1,367,500	23,558,581
Murray & Roberts Holdings Ltd. (Building Materials)	598,974	7,767,580
SABMiller plc (Beverages, Food & Tobacco)	836,700	17,438,456
Sasol Ltd. (Oil & Gas)	833,820	44,274,546
		145,760,420
South Korea – 7.0%
Hankook Tire Co., Ltd. (Automotive)	1,669,000	24,707,137
Kookmin Bank - Sponsored ADR (Banks)	301,528	17,289,615
MegaStudy Co., Ltd. (Commercial Services & Supplies)	33,100	8,291,866
Samsung Electronics Co., Ltd., GDR, Reg S (Semiconductors)	51,559	9,382,444
Samsung Electronics Co., Ltd., GDR, Reg S (Semiconductors)	169,311	46,672,104
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	179,700	35,292,664
Taewoong Co., Ltd. (Metals & Mining)	11,873	1,163,876
		142,799,706
Taiwan – 6.1%
Delta Electronics (Electrical Equipment)	12,102,227	30,774,850
Far Eastern Textile Ltd. (Textiles & Apparel)	15,125,000	19,293,053
MediaTek Inc. (Semiconductors)	1,833,150	18,893,561
Synnex Technology International Corp. (Electronics)	13,810,500	30,369,963
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	13,978,279	25,351,275
		124,682,702
Thailand – 2.0%
PTT Exploration & Production plc (Oil & Gas)	3,528,200	15,591,926
Siam Commercial Bank-Alien (Banks)	11,365,500	25,283,062
		40,874,988
Turkey – 2.2%
Haci Omer Sabanci Holding AS (Financial Services)	5,546,900	27,630,385
Turkiye Is Bankasi (Banks)	3,953,698	18,315,891
		45,946,276
United Kingdom – 0.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)	2,085,200	16,362,382

Total Common Stocks (Cost $1,499,690,455)		1,952,532,723

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

Preferred Stocks – 0.7%

Russia – 0.7%

Oil & Gas – 0.7%
Transneft (Oil & Gas)	12,100	$15,339,862

Total Preferred Stocks (Cost $16,141,170)		15,339,862

Total Investments – 95.7% (Cost $1,515,831,625)		$1,967,872,585

Other Assets Less Liabilities — 4.3%		87,930,994

Net Assets — 100.00%		$2,055,803,579

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.
#	Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.
†

All or a portion of this security was out on loan at July 31, 2008; the value of the security loaned amounted to $10,610,650. The value of collateral amounted to $10,842,200 which consisted of cash and cash equivalents.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2008 (unaudited)

Industry	Percentage of Net Assets
Banks	7.6%
Beverages, Food & Tobacco	9.6
Chemicals	5.3
Commercial Services & Supplies	6.5
Communications	3.6
Computer Software & Processing	3.1
Computers & Information	0.6
Cosmetics & Personal Care	2.0
Electrical Equipment	7.1
Electronics	2.0
Financial Services	1.4
Food	4.1
Health Care Providers & Services	1.5
Heavy Machinery	2.3
Holding Companies-Diversified	1.8
Insurance	3.1
Machinery - Diversified	2.0
Media	1.9
Medical Supplies	8.0
Oil & Gas	13.9
Pharmaceuticals	3.0
Real Estate	1.2
Retailers	2.1
Semiconductors	1.6
Total Investments	95.3
Other Assets Less Liabilities	4.7
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2008 (unaudited)

	Shares	Value (1)

Common Stocks – 94.4%

Australia – 1.7%
Cochlear Ltd. (Medical Supplies)	129,710	$5,384,167

Austria – 1.8%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	84,820	5,443,176

Bermuda – 3.7%
Bunge Ltd. (Beverages, Food & Tobacco)	115,480	11,423,282

Canada – 4.6%
EnCana Corp. (Oil & Gas)	74,082	5,347,980
Imperial Oil Ltd. (Oil & Gas)	184,440	9,024,649
		14,372,629
France – 15.4%
Air Liquide (Chemicals)	86,002	11,283,354
Dassault Systemes SA (Computer Software & Processing)	149,100	9,650,820
L’Oreal SA (Cosmetics & Personal Care)	59,270	6,216,713
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	56,830	6,271,317
Schlumberger Ltd. (Oil & Gas)	77,500	7,874,000
Schneider Electric SA (Electrical Equipment)	57,950	6,399,978
		47,696,182
Germany – 5.9%
Allianz SE (Insurance)	35,580	6,034,198
Fresenius AG (Health Care Providers & Services)	54,370	4,753,649
Qiagen NV (Commercial Services & Supplies)*	397,820	7,595,394
		18,383,241
Hong Kong – 2.9%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	459,000	4,308,365
Li & Fung Ltd. (Commercial Services & Supplies)	1,408,200	4,782,449
		9,090,814
Indonesia – 1.5%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	144,040	4,750,439

Japan – 13.4%
Fanuc Ltd. (Electrical Equipment)	59,400	4,667,075
Hirose Electric Co., Ltd. (Electronics)	32,000	3,031,043
Hoya Corp. (Electronics)	155,100	3,164,200
JSR Corp. (Chemicals)	284,000	5,041,152
Keyence Corp. (Electrical Equipment)	28,765	6,215,766
Kubota Corp. (Machinery - Diversified)	977,300	6,174,285
Monex Beans Holdings Inc. (Computers & Information)	3,410	1,833,813

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

Japan (continued)
Nomura Holdings Inc. (Financial Services)	305,000	$4,399,729
So-net M3 Inc. (Commercial Services & Supplies)	881	3,400,865
Sumitomo Realty & Development Co., Ltd. (Real Estate)	182,000	3,708,510
		41,636,438
Malaysia – 1.8%
Sime Darby Berhad (Holding Companies-Diversified)	2,337,710	5,645,962

Mexico – 4.2%
America Movil SA de CV, Series L - ADR (Communications)	126,600	6,392,034
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	165,020	6,650,306
		13,042,340
Poland – 1.4%
Bank Pekao SA - GDR, Reg. S (Banks)#	47,560	4,375,478

Russia – 1.7%
OAO Gazprom - Sponsored ADR (Oil & Gas)	110,170	5,278,407

Singapore – 2.4%
DBS Group Holdings Ltd. (Banks)	267,083	3,730,313
Olam International Ltd. (Beverages, Food & Tobacco)	2,162,900	3,569,929
		7,300,242
South Africa – 2.6%
Sasol Ltd. (Oil & Gas)	153,420	8,146,363

South Korea – 1.6%
Samsung Electronics Co., Ltd., GDR, Reg S (Semiconductors)	17,920	4,939,810

Sweden – 3.7%
Atlas Copco AB - Class A (Heavy Machinery)	464,200	7,190,937
Skandinaviska Enskilda Banken AB, Class A (Banks)	209,200	4,324,739
		11,515,676
Switzerland – 12.3%
Alcon Inc. (Medical Supplies)	49,120	8,469,762
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	195,950	8,690,382
Nobel Biocare Holding AG (Medical Supplies)	102,600	3,155,819
Roche Holding AG - Genusschein (Pharmaceuticals)	50,050	9,242,657
Swiss Re - Registered (Insurance)	58,650	3,642,314
Synthes Inc. (Medical Supplies)	36,920	5,104,011
		38,304,945
Taiwan – 1.6%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	2,679,713	4,859,979

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

United Kingdom – 10.2%
BG Group plc (Oil & Gas)	326,180	$7,369,714
Standard Chartered plc (Banks)	190,310	5,785,261
Tesco plc (Food)	1,187,180	8,435,204
Unilever plc (Food)	152,425	4,174,361
WPP Group plc (Media)	606,720	5,774,828
		31,539,368
Total Common Stocks (Cost $206,001,049)		293,128,938

Preferred Stocks – 0.9%

Germany – 0.9%
Fresenius AG (Medical Supplies)	35,080	2,856,578

Total Preferred Stocks (Cost $2,528,985)		2,856,578

Total Investments – 95.3% (Cost $208,530,034)		$295,985,516

Other Assets Less Liabilities — 4.7%		14,688,640

Net Assets — 100.00%		$310,674,156

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2008 (unaudited)

Industry	Percentage of Net Assets
Banks	5.0%
Beverages, Food & Tobacco	7.1
Chemicals	5.8
Commercial Services & Supplies	5.9
Communications	7.3
Computer Software & Processing	7.4
Computers & Information	1.0
Cosmetics & Personal Care	3.7
Electrical Equipment	6.7
Financial Services	2.1
Heavy Machinery	1.0
Holding Companies-Diversified	1.9
Industrial - Diversified	1.9
Insurance	1.8
Internet	1.2
Media	1.1
Medical Supplies	8.1
Metals & Mining	2.0
Oil & Gas	11.7
Pharmaceuticals	9.5
Real Estate	1.2
Retailers	2.0
Semiconductors	1.2
Transportation	2.0
Total Investments	98.6
Other Assets Less Liabilities	1.4
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2008 (unaudited)

	Shares	Value (1)

Common Stocks – 98.6%

Australia – 3.0%
Cochlear Ltd. (Medical Supplies)	9,330	$387,281
Rio Tinto Ltd. (Metals & Mining)	6,250	721,661
		1,108,942
Austria – 1.3%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	7,220	463,331

Bermuda – 1.0%
Bunge Ltd. (Beverages, Food & Tobacco)	3,820	377,874

Canada – 2.3%
EnCana Corp. (Oil & Gas)	11,890	858,339

China – 2.0%
China Merchants Holdings International Co., Ltd. (Transportation)	196,000	746,586

France – 11.0%
Air Liquide (Chemicals)	4,779	626,999
Dassault Systemes SA (Computer Software & Processing)	11,650	754,071
L’Oreal SA (Cosmetics & Personal Care)	7,760	813,931
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,884	428,608
Schlumberger Ltd. (Oil & Gas)	14,070	1,429,512
		4,053,121
Germany – 2.4%
Qiagen NV (Commercial Services & Supplies)*	45,378	866,381

Hong Kong – 2.0%
Li & Fung Ltd. (Commercial Services & Supplies)	213,800	726,095

Indonesia – 1.2%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	12,980	428,081

Japan – 10.2%
Fanuc Ltd. (Electrical Equipment)	3,400	267,139
JSR Corp. (Chemicals)	21,200	376,311
Keyence Corp. (Electrical Equipment)	4,560	985,361
Monex Beans Holdings Inc. (Computers & Information)	676	363,536
Nomura Holdings Inc. (Financial Services)	35,800	516,427
So-net M3 Inc. (Commercial Services & Supplies)	153	590,616
Sumitomo Realty & Development Co., Ltd. (Real Estate)	22,000	448,281
Yokogawa Electric Corp. (Electrical Equipment)	26,000	219,027
		3,766,698

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

Malaysia – 1.9%
Sime Darby Berhad (Holding Companies-Diversified)	289,757	$699,812

Mexico – 1.5%
America Movil SA de CV, Series L - ADR (Communications)	10,600	535,194

Russia – 1.9%
OAO Gazprom - Sponsored ADR (Oil & Gas)	14,400	689,925

Singapore – 1.5%
Olam International Ltd. (Beverages, Food & Tobacco)	327,100	539,888

South Africa – 1.9%
Sasol Ltd. (Oil & Gas)	13,430	713,112

Switzerland – 10.2%
Alcon Inc. (Medical Supplies)	4,280	738,001
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	18,325	812,714
Novartis AG - Registered (Pharmaceuticals)	7,620	451,676
Roche Holding AG - Genusschein (Pharmaceuticals)	2,350	433,971
Sonova Holding AG (Medical Supplies)	4,880	354,720
Swiss Re - Registered (Insurance)	5,100	316,723
Synthes Inc. (Medical Supplies)	4,590	634,545
		3,742,350
Taiwan – 1.2%
MediaTek Inc. (Semiconductors)	41,410	426,797

United Kingdom – 3.6%
Pearson plc (Media)	30,500	390,891
Standard Chartered plc (Banks)	30,400	924,134
		1,315,025
United States – 38.5%
3M Co. (Industrial - Diversified)	9,970	701,788
Abbott Laboratories (Pharmaceuticals)	14,350	808,479
Air Products & Chemicals Inc. (Chemicals)	5,400	514,134
American International Group (Insurance)	12,600	328,230
Automatic Data Processing Inc. (Computer Software & Processing)	8,370	357,483
Caterpillar Inc. (Heavy Machinery)	5,240	364,285
Cisco Systems Inc. (Communications)*	47,715	1,049,253
Colgate-Palmolive Co. (Cosmetics & Personal Care)	7,150	531,030
eBay Inc. (Computer Software & Processing)*	18,250	459,353
Electronic Arts Inc. (Computer Software & Processing)*	13,360	576,885
Emerson Electric Co. (Electrical Equipment)	20,570	1,001,759
Exxon Mobil Corp. (Oil & Gas)	7,290	586,335
Fortress Investment Group LLC - Class A (Financial Services)	20,800	246,688

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

United States (continued)
Genentech Inc. (Pharmaceuticals)*	6,890	$656,272
Genzyme Corp. (Pharmaceuticals)*	7,400	567,210
Google Inc. - Class A (Internet)*	927	439,166
Medco Health Solutions Inc. (Pharmaceuticals)*	11,468	568,583
Medtronic Inc. (Medical Supplies)	16,120	851,620
Oracle Corp. (Computer Software & Processing)*	27,110	583,678
Praxair Inc. (Chemicals)	6,720	629,866
Qualcomm Inc. (Communications)	12,350	683,449
The Coca-Cola Company (Beverages, Food & Tobacco)	8,530	439,295
Walgreen Co. (Retailers)	21,150	726,291
Wells Fargo & Co. (Banks)	15,350	464,644
		14,135,776
Total Common Stocks (Cost $28,301,413)		36,193,327

Total Investments – 98.6% (Cost $28,301,413)		$36,193,327

Other Assets Less Liabilities — 1.4%		528,860

Net Assets — 100.00%		$36,722,187

Summary of Abbreviations

ADR	American Depository Receipt
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2008 (unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	0.5%
Automotive	3.3
Banks	1.4
Beverages, Food & Tobacco	7.2
Chemicals	9.4
Commercial Services & Supplies	10.3
Communications	1.5
Computers & Information	1.6
Cosmetics & Personal Care	3.0
Electrical Equipment	12.4
Environmental Controls	1.6
Financial Services	4.8
Forest Products & Paper	0.7
Heavy Machinery	6.1
Household Products	1.1
Industrial - Diversified	5.2
Insurance	1.4
Machinery - Diversified	1.5
Media	1.4
Medical Supplies	6.8
Metals & Mining	1.9
Oil & Gas	1.9
Packaging & Containers	1.6
Pharmaceuticals	4.8
Retailers	2.1
Semiconductors	1.5
Textiles & Apparel	2.9
Total Investments	97.9
Other Assets Less Liabilities	2.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2008 (unaudited)

	Shares	Value (1)

Common Stocks – 96.7%

Australia – 5.5%
Bradken Ltd. (Heavy Machinery)	10,700	$90,095
Great Southern Ltd. (Forest Products & Paper)	36,927	29,745
Imdex Ltd. (Metals & Mining)	43,430	65,257
SAI Global Ltd. (Media)	26,800	63,184
		248,281
Austria – 3.0%
BWT AG (Environmental Controls)	1,986	71,509
Semperit AG Holding (Industrial - Diversified)	1,760	65,810
		137,319
Belgium – 1.2%
Sioen Industries NV (Textiles & Apparel)	4,760	55,221

Canada – 2.9%
GLV, Inc. - Class A (Machinery - Diversified)*	5,400	68,558
Laurentian Bank of Canada (Banks)	1,600	65,628
		134,186
China – 4.2%
Changmao Biochemical Engineering Co., Ltd. - Class H (Chemicals)*	456,000	58,340
Chen Hsong Holdings Ltd. (Heavy Machinery)	112,000	39,729
CHT Holdings Ltd. (Household Products)	249,000	50,077
Dalian Refrigeration Co., Ltd. (Heavy Machinery)	76,000	42,434
		190,580
Denmark – 2.9%
NKT Holding A/S (Industrial - Diversified)	725	48,758
Topsil Semiconductor Materials (Electrical Equipment)*	280,000	81,599
		130,357
Finland – 2.4%
Vacon Oyj (Electrical Equipment)	1,437	57,200
Vaisala Oyj, Class A (Electrical Equipment)	1,273	54,176
		111,376
France – 3.2%
Boiron SA (Pharmaceuticals)	2,628	78,606
Robertet SA (Cosmetics & Personal Care)	340	43,997
Societe Industrielle D’Aviations Latecoere SA (Aerospace & Defense)*	2,010	23,063
		145,666
Germany – 5.4%
Bijou Brigitte Modische Accessoires AG (Retailers)	482	47,783

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

Germany (continued)
Carl Zeiss Meditec AG (Medical Supplies)	3,570	$55,336
Drillisch AG (Communications)*	10,510	68,987
Gerresheimer AG (Packaging & Containers)*	1,420	73,683
		245,789
Hong Kong – 3.9%
Pico Far East Holdings Ltd. (Commercial Services & Supplies)	224,000	33,226
Top Form International Ltd. (Textiles & Apparel)	540,000	39,467
Wasion Meters Group Ltd. (Electrical Equipment)	116,000	43,590
Yip’s Chemical Holdings Ltd. (Chemicals)	100,000	62,529
		178,812
Italy – 4.9%
Cembre S.p.A (Electrical Equipment)	7,580	57,051
Marr S.p.A (Commercial Services & Supplies)	6,163	54,267
SABAF S.p.A (Electrical Equipment)	1,966	53,510
Sol S.p.A (Chemicals)	9,141	60,221
		225,049
Japan – 17.5%
AISAN INDUSTRY Co., Ltd. (Automotive)	5,400	43,607
Asahi Diamond Industrial Co., Ltd. (Electrical Equipment)	9,000	58,304
ASKUL Corp. (Retailers)	3,000	49,120
C. Uyemura & Co., Ltd. (Chemicals)	1,300	50,721
Fidec Corp. (Financial Services)	50	19,256
LINTEC Corp. (Chemicals)	4,100	66,561
MIURA Co., Ltd. (Heavy Machinery)	2,700	59,239
NAKANISHI Inc. (Medical Supplies)	600	62,162
Pasona Inc. (Commercial Services & Supplies)	53	35,015
PIGEON Corp. (Cosmetics & Personal Care)	3,900	90,261
Stella Chemifa Corp. (Chemicals)	2,800	57,851
TSUMURA & Co. (Pharmaceuticals)	3,000	79,563
VIC TOKAI Corp. (Computers & Information)	12,400	70,946
Yamatake Corp. (Electrical Equipment)	2,200	53,057
		795,663
Malaysia – 5.7%
Kotra Industries Berhad (Pharmaceuticals)	328,100	60,461
MNRB Holdings Berhad (Insurance)	50,000	65,350
Supermax Corp. Berhad (Industrial - Diversified)	104,200	39,141
United Plantations Berhad (Beverages, Food & Tobacco)	20,700	73,862
YLI Holdings Berhad (Metals & Mining)	74,500	20,182
		258,996

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

Mexico – 1.9%
Gruma SA de CV, Class B (Beverages, Food & Tobacco)*	29,623	$84,690

Netherlands – 2.9%
Brunel International (Commercial Services & Supplies)	2,527	53,149
Kas Bank NV (Financial Services)	1,978	78,796
		131,945
New Zealand – 1.8%
Sanford Ltd. (Beverages, Food & Tobacco)	21,153	83,845

Singapore – 4.1%
Goodpack Ltd. (Commercial Services & Supplies)	55,000	58,104
KS Energy Services Ltd. (Oil & Gas)	58,000	87,146
Tat Hong Holdings Ltd. (Commercial Services & Supplies)	36,000	41,466
		186,716
South Korea – 1.5%
Han Kuk Carbon Co., Ltd. (Chemicals)	13,100	69,402

Spain – 1.0%
Construcciones y Auxiliar de Ferrocarriles SA (Heavy Machinery)	106	46,677

Sweden – 3.7%
Cloetta Fazer AB, Class B (Beverages, Food & Tobacco)	400	15,655
KABE Husvagnar AB, Class B (Industrial - Diversified)	4,200	41,510
Mekonomen AB (Automotive)	3,200	47,437
Studsvik AB (Commercial Services & Supplies)	3,000	62,281
		166,883
Switzerland – 1.4%
Lem Holding SA (Electrical Equipment)	246	64,855

Taiwan – 4.7%
K Laser Technology, Inc. (Electrical Equipment)	70,000	43,302
Nak Sealing Technologies Corp. (Automotive)	56,000	58,929
Taiwan Paiho Ltd. (Industrial - Diversified)	60,390	42,731
Youngtek Electronic Corp. (Semiconductors)	25,000	70,141
		215,103
Thailand – 0.7%
Khon Kaen Sugar Industry plc (Beverages, Food & Tobacco)	102,300	30,394

United Kingdom – 10.3%
Alexandra plc (Textiles & Apparel)	41,445	39,021
Corin Group plc (Medical Supplies)	12,987	37,217
Hamworthy KSE (Commercial Services & Supplies)	6,652	62,097

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

United Kingdom (continued)
PayPoint plc (Financial Services)	4,397	$55,759
Rathbone Brothers plc (Financial Services)*	4,030	65,160
Robert Wiseman Dairies plc (Beverages, Food & Tobacco)	5,551	37,434
RPS Group plc (Commercial Services & Supplies)	11,326	70,342
Synergy Healthcare plc (Medical Supplies)	6,313	101,558
		468,588
Total Common Stocks (Cost $5,463,353)		4,406,393

Preferred Stocks – 1.2%

Germany – 1.2%
Draegerwerk AG (Medical Supplies)	902	53,355

Total Preferred Stocks (Cost $77,783)		53,355

Total Investments – 97.9% (Cost $5,541,136)		$4,459,748

Other Assets Less Liabilities — 2.1%		94,939

Net Assets — 100.00%		$4,554,687

Summary of Abbreviations

(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Market Fund

Schedule of Investments

July 31, 2008 (unaudited)

Industry	Percentage of Net Assets
Agriculture	1.5%
Airlines	1.9
Banks	14.8
Beverages, Food & Tobacco	8.8
Building Materials	6.9
Chemicals	1.7
Communications	11.7
Electric Utilities	1.2
Electrical Equipment	2.5
Engineering & Construction	5.4
Entertainment	0.9
Financial Services	2.5
Health Care Providers & Services	0.9
Heavy Machinery	1.0
Industrial - Diversified	5.2
Internet	1.1
Iron & Steel	1.6
Leisure Time	0.7
Lodging	0.9
Media	6.5
Metals & Mining	2.4
Oil & Gas	8.6
Pharmaceuticals	4.4
Real Estate	2.1
Transportation	3.0
Total Investments	98.2
Other Assets Less Liabilities	1.8
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Fund

Schedule of Investments

July 31, 2008 (unaudited)

	Shares	Value (1)

Common Stocks – 98.2%

Argentina – 0.9%
Molinos Rio De La Plata SA (Beverages, Food & Tobacco)*	7,790	$21,541

Bangladesh – 1.8%
Square Pharmaceuticals Ltd. (Pharmaceuticals)*	710	42,966

Croatia – 11.4%
Atlanska Plovidba (Transportation)	56	29,486
Atlantic Grupa (Beverages, Food & Tobacco)	170	26,376
Dalekovod (Engineering & Construction)	246	45,548
Ericsson Nikola Tesla (Communications)	106	48,288
Hrvatski Postanska (Communications)	820	50,255
Ina Industrija Nafte (Oil & Gas)	117	74,735
		274,688
Czech Republic – 2.5%
Central European Media Enterprises Ltd. (Media)*	400	33,300
CEZ (Electric Utilities)	340	27,871
		61,171
Democratic Republic of Congo – 1.3%
Katanga Mining Ltd. (Metals & Mining)*	2,900	31,579

Egypt – 8.2%
Elswedy Cables Holdings Co. (Electrical Equipment)*	2,130	59,002
Orascom Construction Industries - GDR, Reg. S (Engineering & Construction)	590	85,594
Orascom Telecom Holding SAE - GDR (Communications)	1,016	52,987
		197,583
Estonia – 2.7%
Olympic Entertainment Group (Entertainment)	8,170	22,047
Tallink Group Ltd. (Transportation)*	48,740	42,575
		64,622
Ghana – 1.5%
Ghana Commercial Bank (Banks)*	29,700	34,714

Israel – 1.3%
Israel Chemicals Ltd. (Chemicals)	1,740	32,013

Kazakhstan – 4.2%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg. S (Banks)	3,300	42,526
Kazakhstan Kagazy plc- GDR (Industrial - Diversified)*	10,720	32,053
KazMunaiGas Exploration Production - GDR (Oil & Gas)	550	13,995

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Fund

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

Kazakhstan (continued)
KazMunaiGas Exploration Production - GDR, Reg. S (Oil & Gas)	450	$11,475
		100,049
Kenya – 12.2%
Accesskenya (Internet)	55,000	26,356
East African Breweries Ltd. (Beverages, Food & Tobacco)	17,200	48,559
Equity Bank Ltd. (Banks)	14,000	55,750
Kenya Airways Ltd. (Airlines)	68,500	46,566
Kenya Oil Co., Ltd. (Oil & Gas)	19,100	25,116
Nation Media Group (Media)#	19,400	49,293
Safaricom Ltd. (Communications)*	482,100	41,548
		293,188
Lithuania – 0.9%
Teo Lt AB (Communications)	24,540	21,617

Malaysia – 2.1%
Steppe Cement Ltd. (Building Materials)*	9,750	50,984

Mauritius – 3.2%
Mauritius Commercial Bank (Banks)	8,900	55,000
Sun Resorts Ltd. - Class A (Lodging)	7,140	22,329
		77,329
Morocco – 8.3%
Douja Prom Addoha (Real Estate)	182	51,382
Managem (Metals & Mining)	422	25,608
Maroc Telecom (Communications)	2,670	67,395
Ona SA (Industrial - Diversified)	235	55,954
		200,339
Netherlands – 1.0%
Cinema City International N.V. (Media)*	2,400	23,683

Nigeria – 9.7%
Benue Cement Co., plc (Building Materials)*	76,690	34,902
Dangote Sugar Refinery plc (Agriculture)	147,530	36,264
Diamond Bank plc (Banks)*	270,980	36,583
First Bank of Nigeria plc (Banks)	151,720	56,269
UAC of Nigeria plc (Industrial - Diversified)	101,880	36,600
W.a. Portland Co. (Building Materials)	90,860	33,559
		234,177
Pakistan – 2.1%
Engro Chemical Ltd. (Chemicals)	1,500	4,374

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Fund

Schedule of Investments

July 31, 2008 (unaudited) (continued)

	Shares	Value (1)

Pakistan (continued)
MCB Bank Ltd. (Banks)	7,500	$28,486
Pakistan Petroleum Ltd. (Oil & Gas)	6,000	17,758
		50,618
Peru – 4.4%
Cementos Lima (Building Materials)	1,812	22,884
Credicorp Ltd. (Financial Services)	800	59,208
Ferreyros SA (Heavy Machinery)	17,629	24,145
		106,237
Poland – 1.3%
Ciech SA (Chemicals)	170	5,100
TVN SA (Media)	3,100	27,180
		32,280
Romania – 3.6%
Albalact SA (Beverages, Food & Tobacco)*	176,200	27,315
Banca Transilvania (Banks)*	195,900	26,638
SNP Petrom SA (Oil & Gas)	165,400	33,700
		87,653
Thailand – 6.9%
Bumrungrad Hopital (Health Care Providers & Services)	20,300	22,276
Home Product Center plc (Building Materials)	171,900	24,330
Kasikornbank pcl (Banks)	10,000	19,901
Major Cineplex Group (Media)	51,800	22,118
Minor International plc (Leisure Time)	44,000	17,342
PTT Exploration & Production plc (Oil & Gas)	6,600	29,167
Thai Vegetable Oil plc (Beverages, Food & Tobacco)	41,800	30,829
		165,963
Ukraine – 5.1%
Astarta Holding N.V. (Beverages, Food & Tobacco)*	1,320	22,067
Ferrexpo plc (Iron & Steel)*	6,720	38,239
Kernel Holding SA (Beverages, Food & Tobacco)*	2,600	36,216
Zentiva N.V. (Pharmaceuticals)	360	25,025
		121,547
United Kingdom – 1.6%
Hikma Pharmaceuticals plc (Pharmaceuticals)	4,750	37,273

Total Common Stocks (Cost $2,644,355)		2,363,814

Total Investments – 98.2% (Cost $2,644,355)		$2,363,814

Other Assets Less Liabilities — 1.8%		43,210

Net Assets — 100.00%		$2,407,024

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Fund

Schedule of Investments

July 31, 2008 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.
#	Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2008 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of July 31, 2008: Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); Emerging Markets Portfolio (“Emerging Markets”), International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”); International Small Companies Portfolio (“International Small Companies”) and Frontier Emerging Markets (“Frontier Emerging Markets”). The investment objective of each Portfolio is as follows: Institutional Emerging Markets and Emerging Markets Portfolios - to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Small Companies - to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Frontier Emerging Markets - seeks long-term capital appreciation through investments in equity securities of companies based in frontier emerging markets.

Institutional Emerging Markets commenced operations on October 17, 2005. Emerging Markets commenced operations on November 9, 1998. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc’s International Equity Portfolio for which Harding, Loevner Management L.P. had served as sub-advisor. Effective August 5, 2005, International Equity launched the Investor Class shares and converted existing converted existing shareholders to the Institutional Class. Investor Class of International Equity commenced operations on September 30, 2005. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.’s Global Equity L.P., a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of Global Equity has not yet commenced operations. Investor Class of International Small Companies commenced operations on March 26, 2007. Frontier Emerging Markets commenced operations on May 27, 2008.

The Fund is managed by Harding, Loevner Management, LLC (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies.  The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the

Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of July 31, 2008, there were two securities  in the Portfolios which required valuation by the Board or its delegate.  The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends).  The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times “in an amount equal to at least 102% of the current market value of the loaned domestic securities (including ADRs) and 105% of loaned foreign securities.”   The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within three days. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash.  However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by UBS, which acts as the lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by the Investment Advisor to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. UBS was instructed on 07/16/08 to stop all lending activity for all portfolios and recall all outstanding loans. As of 07/31/08, all loans had been recalled except for 1 security (MV $10,610,650, Collateral $10,842,200) in the Emerging Markets portfolio. As of 08/04/08, there were no securities on loan.

3. Investment Transactions

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at July 31, 2008, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Institutional Emerging Markets	$33,881,594	$14,977,830	$18,903,764	$224,319,099
Emerging Markets	540,607,706	92,111,150	448,496,556	1,519,376,029
International Equity	104,296,605	17,140,339	87,156,266	208,829,250
Global Equity	10,014,666	2,180,295	7,834,371	28,358,956
International Small Companies	145,856	1,227,244	(1,081,388)	5,541,136
Frontier Emerging Markets	25,001	305,541	(280,540)	2,644,355

There was no unrealized appreciate (depreciation) on foreign currency for the Funds ended July 31, 2008.

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.  A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on July 31, 2008.

5. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party’s creditworthiness.  Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times.  If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day.  If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which International Equity Portfolio, Emerging Markets Portfolio, Institutional Emerging Markets Portfolio, Global Equity, International Small Companies and Frontier Emerging Markets are authorized to invest.

7. Recently Issued Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Item 2. Controls and Procedures.

(a)        The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)        Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/S/ David R. Loevner
David R. Loevner, President

Date:	September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ David R. Loevner
David R. Loevner, President

Date:	September 19, 2008

By:	/S/ Puran Dulani
Puran Dulani, Treasurer and Chief Financial Officer

Date:	September 19, 2008